Supplemental Cash Flow Information (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SUPPLEMENTAL CASH FLOW INFORMATION
Amount transferred from reserve to deficit	$ 3,860,656	$ 229,381	$ 300,784
Accrued exploration and evaluation expenditures	171,444	186,304	767,404
Non-cash consideration for exploration and evaluation expenditures	51,000
Share premium liability	$ 88,987
Share issuance costs, trade payables		$ 250,000
Share issuance costs, fair value of options			39,000
Share issuance costs, fair value of agent's warrants			$ 61,682